Income Taxes - Income Tax Credit (Charged) Directly to Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Net changes in the unrealized fair value of available-for-sale investments	₩ (26,744)	₩ 47,423	₩ 1,271
Gain on disposal of treasury shares		(50)	(40)
Others	37,749	97,527	20,329
Income taxes credited (charged) directly to equity	₩ 11,005	₩ 144,900	₩ 21,560